Other Income (Tables)	6 Months Ended
Jun. 30, 2024
Other Income.
Schedule of other income

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Other income	273,088	129,913
Creditor settlements (Note 11)	—	16,637,801
	273,088	16,767,714